SEGMENT AND GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2015
Segment Reporting Information [Line Items]
Segment Reporting
	For the years ended December 31,
	2013	2014	2015

Revenues
Internet games	$93,792,294	$118,099,837	$105,045,280
Mobile games	16,908,282	45,036,427	24,646,661
WVAS	62,953,219	64,459,705	49,421,487

	173,653,795	227,595,969	179,113,428

Cost of revenues
Internet games	(45,283,888)	(61,443,104)	(52,368,813)
Mobile games	(7,780,237)	(22,977,318)	(14,776,616)
WVAS	(43,085,208)	(44,858,641)	(37,007,224)
Impairment loss on intangible assets included in Internet games segment (Note)	(250,553)	-	(35,209,933)

	(96,399,886)	(129,279,063)	(139,362,586)
Gross profit

Internet games	48,508,406	56,656,733	52,676,467
Mobile games	9,128,045	22,059,109	9,870,045
WVAS	19,868,011	19,601,064	12,414,263
Impairment loss on intangible assets included in Internet games segment (Note)	(250,553)	-	(35,209,933)

	77,253,909	98,316,906	39,750,842
Operating expenses

Product development	(26,401,720)	(25,107,372)	(24,189,619)
Selling and marketing	(26,674,024)	(42,522,684)	(25,890,472)
General and administrative	(8,976,176)	(12,564,600)	(13,484,211)
Impairment loss on intangible assets	(1,562,386)	(1,323,260)	-

Total operating expenses	(63,614,306)	(81,517,916)	(63,564,302)

Government subsidies	$2,176,449	$1,138,909	$1,573,577

Income (loss) from operations	$15,816,052	$17,937,899	$(22,239,883)

Note: The cost of revenues for internet games segment in 2013 and 2015, amounted to $45,534,441 and $87,578,746 which included impairment charges of $250,553 and $35,209,933, respectively. The gross profit for internet games segment in 2013 and 2015, amounted to $48,257,853 and $17,466,534, which included impairment charges of $250,553 and $35,209,933, respectively. Prior period information is presented in a manner that is consistent with the current period segment reporting.

Schedule of items included in measure of segment profit
	For the years ended December 31,
	2013	2014	2015

Depreciation and amortization
Internet games	$1,808,259	$6,095,769	$2,798,822
Mobile games	485,671	4,258,966	1,395,782
WVAS	2,694,077	11,168,363	5,948,890

	4,988,007	21,523,098	10,143,494

	For the years ended December 31,
	2013	2014	2015

Share-based compensation
Internet games	$570,511	$438,362	$288,463
Mobile games	153,230	306,273	143,857
WVAS	849,988	803,145	613,128

	1,573,729	1,547,780	1,045,448

Geographic Information
	For the years ended December 31,
	2013	2014	2015

PRC	$167,752,785	$221,935,017	$174,199,110
Asia-pacific	913,465	162,797	7,937
Europe and America	4,987,545	5,498,155	4,906,381

	$173,653,795	$227,595,969	$179,113,428

Internet Games [Member]
Segment Reporting Information [Line Items]
Service Lines
	For the years ended December 31,
	2013	2014	2015

Internet games
Online game operation	$91,308,244	$116,756,333	$104,671,006
Licensing arrangement	2,484,050	1,343,504	374,274

	$93,792,294	$118,099,837	$105,045,280

Mobile Games [Member]
Segment Reporting Information [Line Items]
Service Lines
	For the years ended December 31,
	2013	2014	2015
Mobile games
- Carrier billing channels	$10,135,756	$23,808,707	$12,057,097
- Non-carrier billing channels	6,772,526	21,227,720	12,589,564

	$16,908,282	$45,036,427	$24,646,661

WVAS [Member]
Segment Reporting Information [Line Items]
Service Lines
	For the years ended December 31,
	2013	2014	2015
WVAS
- SMS	$31,844,446	$31,922,975	$21,336,865
- IVR	14,658,612	13,210,504	3,957,328
- MMS	1,096,133	968,026	945,771
- WAP	708,984	364,750	366,180
- CRBT and others	14,645,044	17,993,450	22,815,343

	$62,953,219	$64,459,705	$49,421,487